REVENUE - Revenue by Type (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Disaggregation of Revenue [Line Items]
Revenue	$ 7,243	$ 8,374
Gold[member]
Disclosure of Disaggregation of Revenue [Line Items]
Revenue	6,600	7,631
Adjustments for gains (losses) on change in fair value of derivatives	0	1
Spot market sales
Disclosure of Disaggregation of Revenue [Line Items]
Revenue	6,575	7,566
Concentrate sales
Disclosure of Disaggregation of Revenue [Line Items]
Revenue	25	64
Copper
Disclosure of Disaggregation of Revenue [Line Items]
Revenue	512	608
Adjustments for gains (losses) on change in fair value of derivatives	(37)	0
Copper concentrate [Member]
Disclosure of Disaggregation of Revenue [Line Items]
Revenue	549	608
Other
Disclosure of Disaggregation of Revenue [Line Items]
Revenue	$ 131	$ 135